Aristotle Ultra Short Income Fund

Schedule of Investments
as of June 30, 2023 (Unaudited)

CORPORATE BONDS - 52.5%	Principal Amount	Value
Communications - 3.0%
Charter Communications Operating LLC / Charter Communications Operating Capital
6.949% (3 Month LIBOR USD + 1.650%), 02/01/2024 (a)	$500,000	$502,160
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.738%, 03/20/2025	814,625	804,260
Verizon Communications, Inc.
6.421% (3 Month LIBOR USD + 1.100%), 05/15/2025 (a)	400,000	403,438
Warnermedia Holdings, Inc.
3.428%, 03/15/2024	250,000	245,522
Total Communications		1,955,380
Consumer Discretionary - 1.6%
British Airways 2019-1 Class A Pass Through Trust
3.350%, Series PTT, 06/15/2029	67,174	58,740
Hyatt Hotels Corp.
1.800%, 10/01/2024	500,000	476,093
Marriott International, Inc./MD
3.600%, 04/15/2024	500,000	491,711
Total Consumer Discretionary		1,026,544
Consumer Staples - 1.8%
Cargill, Inc.
1.375%, 07/23/2023	335,000	334,340
General Mills, Inc.
3.650%, 02/15/2024	300,000	295,977
Haleon US Capital LLC
3.024%, 03/24/2024	250,000	244,632
Suntory Holdings Ltd.
2.250%, 10/16/2024	300,000	285,011
Total Consumer Staples		1,159,960
Energy - 3.4%
Enbridge, Inc.
5.690% (SOFRINDX + 0.630%), 02/16/2024 (a)	250,000	249,839
Energy Transfer LP
4.500%, 04/15/2024	300,000	296,624
Energy Transfer LP / Regency Energy Finance Corp.
4.500%, 11/01/2023	500,000	498,019
Enterprise Products Operating LLC
3.900%, 02/15/2024	200,000	197,844
MPLX LP
4.875%, 12/01/2024	300,000	295,790
TransCanada PipeLines Ltd.
6.203%, 03/09/2026	500,000	500,459
Williams Cos., Inc.
4.500%, 11/15/2023	200,000	199,167
Total Energy		2,237,742
Financials - 27.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.150%, 10/29/2023	350,000	344,442
3.150%, 02/15/2024	200,000	196,246
Air Lease Corp.
3.000%, 09/15/2023	300,000	298,211
4.250%, 02/01/2024	200,000	197,927
American Express Co.
3.950%, 08/01/2025	450,000	436,966
Athene Global Funding
1.000%, 04/16/2024	150,000	143,186
Bank of America Corp.
3.864% (CME Term SOFR 3 Month + 1.202%), 07/23/2024 (a)	500,000	499,398
4.000%, 01/22/2025	500,000	486,503
5.732% (SOFR + 0.690%), 04/22/2025 (a)	500,000	499,571
Bank of Montreal
5.200%, 12/12/2024	500,000	495,970
Capital One Financial Corp.
3.900%, 01/29/2024	200,000	197,586
Citigroup, Inc.
6.588% (SOFR + 1.528%), 03/17/2026 (a)	250,000	252,399
5.610% (SOFR + 1.546%), 09/29/2026 (a)	50,000	49,959
DAE Funding LLC
1.550%, 08/01/2024	200,000	189,926
Essex Portfolio LP
3.875%, 05/01/2024	400,000	392,819
Goldman Sachs Group, Inc.
7.063% (3 Month LIBOR USD + 1.600%), 11/29/2023 (a)	500,000	502,400
3.625%, 02/20/2024	400,000	394,216
5.729% (SOFR + 0.700%), 01/24/2025 (a)	500,000	499,287
Host Hotels & Resorts LP
3.875%, 04/01/2024	600,000	590,501
JPMorgan Chase & Co.
3.797% (CME Term SOFR 3 Month + 1.152%), 07/23/2024 (a)	500,000	499,413
6.163% (3 Month LIBOR USD + 0.890%), 07/23/2024 (a)	150,000	150,092
3.845% (SOFR + 0.980%), 06/14/2025 (a)	500,000	489,150
5.980% (SOFR + 0.920%), 02/24/2026 (a)	850,000	851,119
LeasePlan Corp. NV
2.875%, 10/24/2024	200,000	190,622
Mid-America Apartments LP
4.300%, 10/15/2023	472,000	469,465
Mitsubishi UFJ Financial Group, Inc.
6.128% (3 Month LIBOR USD + 0.860%), 07/26/2023 (a)	365,000	365,092
3.407%, 03/07/2024	500,000	492,081
6.435% (SOFR + 1.385%), 09/12/2025 (a)	500,000	502,890
Morgan Stanley
5.550% (SOFR + 0.466%), 11/10/2023 (a)	250,000	249,857
0.791% (SOFR + 0.509%), 01/22/2025 (a)	300,000	290,781
3.620% (SOFR + 1.160%), 04/17/2025 (a)	500,000	490,217
Nasdaq, Inc.
5.650%, 06/28/2025	250,000	250,828
New York Life Global Funding
0.400%, 10/21/2023	650,000	639,798
Penske Truck Leasing Co. LP / PTL Finance Corp.
4.125%, 08/01/2023	250,000	249,682
2.700%, 11/01/2024	350,000	334,116
Reliance Standard Life Global Funding II
3.850%, 09/19/2023	100,000	99,398
Royal Bank of Canada
3.970%, 07/26/2024	300,000	294,655
4.950%, 04/25/2025	1,000,000	987,300
Skandinaviska Enskilda Banken AB
5.816% (3 Month LIBOR USD + 0.320%), 09/01/2023 (a)	500,000	499,930
Sumitomo Mitsui Financial Group, Inc.
6.125% (3 Month LIBOR USD + 0.860%), 07/19/2023 (a)	132,000	132,027
3.936%, 10/16/2023	200,000	198,901
6.060% (3 Month LIBOR USD + 0.800%), 10/16/2023 (a)	300,000	300,375
0.508%, 01/12/2024	400,000	388,970
2.696%, 07/16/2024	300,000	290,365
Svenska Handelsbanken AB
5.970% (SOFRINDX + 0.910%), 06/10/2025 (a)	250,000	250,124
The Toronto-Dominion Bank
4.285%, 09/13/2024	250,000	245,598
UBS AG
5.434% (SOFR + 0.360%), 02/09/2024 (a)	500,000	498,983
VICI Properties LP / VICI Note Co., Inc.
5.625%, 05/01/2024	300,000	298,421
Welltower OP LLC
3.625%, 03/15/2024	200,000	196,703
Total Financials		17,864,466
Health Care - 1.8%
Amgen, Inc.
5.250%, 03/02/2025	250,000	248,802
Bayer US Finance II LLC
6.562% (3 Month LIBOR USD + 1.010%), 12/15/2023 (a)	450,000	449,557
The Cigna Group
3.750%, 07/15/2023	300,000	299,734
GE HealthCare Technologies, Inc.
5.550%, 11/15/2024	150,000	149,335
Total Health Care		1,147,428
Industrials - 3.5%
Allegion US Holding Co., Inc.
3.200%, 10/01/2024	500,000	480,369
Amphenol Corp.
4.750%, 03/30/2026	250,000	247,121
Daimler Truck Finance North America LLC
5.996% (SOFR + 1.000%), 04/05/2024 (a)	500,000	500,615
Element Fleet Management Corp.
1.600%, 04/06/2024	500,000	482,294
Parker-Hannifin Corp.
3.650%, 06/15/2024	200,000	196,036
Regal Rexnord Corp.
6.050%, 02/15/2026	200,000	200,369
Ryder System, Inc.
3.650%, 03/18/2024	200,000	196,717
Total Industrials		2,303,521
Materials - 2.3%
Anglo American Capital PLC
3.625%, 09/11/2024	400,000	388,922
Carlisle Cos., Inc.
0.550%, 09/01/2023	300,000	297,040
Glencore Funding LLC
4.125%, 03/12/2024	400,000	395,270
Graphic Packaging International LLC
0.821%, 04/15/2024	400,000	383,912
Total Materials		1,465,144
Technology - 3.1%
Arrow Electronics, Inc.
6.125%, 03/01/2026	200,000	199,619
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.625%, 01/15/2024	200,000	197,656
Hewlett Packard Enterprise Co.
5.900%, 10/01/2024	500,000	500,337
Infor, Inc.
1.450%, 07/15/2023	325,000	324,447
Microchip Technology, Inc.
2.670%, 09/01/2023	93,000	92,622
NXP BV / NXP Funding LLC
4.875%, 03/01/2024	200,000	198,609
Oracle Corp.
2.400%, 09/15/2023	300,000	297,944
TD SYNNEX Corp.
1.250%, 08/09/2024	200,000	189,247
Total Technology		2,000,481
Utilities - 4.5%
American Electric Power Co., Inc.
5.779% (3 Month LIBOR USD + 0.480%), 11/01/2023 (a)	250,000	249,836
DTE Energy Co.
2.529%, 10/01/2024 (b)	200,000	191,592
4.220%, 11/01/2024 (b)	150,000	146,708
Duke Energy Progress LLC
3.375%, 09/01/2023	135,000	134,485
Emera US Finance LP
0.833%, 06/15/2024	150,000	141,902
Eversource Energy
4.200%, 06/27/2024	150,000	147,576
Jersey Central Power & Light Co.
4.700%, 04/01/2024	410,000	405,773
NextEra Energy Capital Holdings, Inc.
6.051%, 03/01/2025	450,000	451,893
Southern California Edison Co.
0.700%, 08/01/2023	350,000	348,665
5.890% (SOFRINDX + 0.830%), 04/01/2024 (a)	200,000	199,750
Tampa Electric Co.
3.875%, 07/12/2024	150,000	147,408
Vistra Operations Co. LLC
4.875%, 05/13/2024	300,000	294,490
WEC Energy Group, Inc.
5.000%, 09/27/2025	100,000	99,110
Total Utilities		2,959,188
TOTAL CORPORATE BONDS (Cost $34,273,020)		34,119,854

ASSET BACKED SECURITIES - 10.0%
Ally Auto Receivables Trust
5.290%, Series 2022-3, Class A2, 06/16/2025	501,031	499,680
AmeriCredit Automobile Receivables Trust
4.200%, Series 2022-2, Class A2A, 12/18/2025	87,736	87,042
2.050%, Series 2022-1, Class A2, 01/20/2026	41,388	41,147
5.840%, Series 2023-1, Class A2A, 10/19/2026	150,000	149,349
British Airways PLC
4.625%, Series 2013-1, 06/20/2024	37,782	37,272
Citibank NA
3.720%, Series 2013-A9, Class A9, 09/08/2025	175,000	174,339
Delta Air Lines, Inc.
3.204%, Series 2019-1, 04/25/2024	600,000	584,812
Ford Credit Auto Owner Trust
3.440%, Series 2022-B, Class A2A, 02/15/2025	94,190	93,603
4.520%, Series 2022-C, Class A2A, 04/15/2025	213,475	212,523
0.410%, Series 2020-C, Class A3, 07/15/2025	144,270	141,020
5.370%, Series 2022-D, Class A2A, 08/15/2025	132,067	131,719
5.570%, Series 2023-B, Class A2A, 06/15/2026	200,000	199,438
General Motors Financial Co., Inc.
0.760%, Series 2020-3, Class B, 12/18/2025	300,000	292,631
GM Financial Consumer Automobile Receivables Trust
5.190%, Series 2023-1, Class A2A, 03/16/2026	400,000	398,148
Hilton Grand Vacations, Inc.
2.740%, Series 2020-AA, Class A, 02/25/2039	37,322	34,711
Honda Auto Receivables Owner Trust
5.410%, Series 2023-2, Class A2, 04/15/2026	600,000	597,132
Mercedes-Benz Auto Receivables Trust
5.090%, Series 2023-1, Class A2, 01/15/2026	350,000	348,340
Navient Student Loan Trust
3.190%, Series 2018-A, Class A2, 02/18/2042	11,374	11,355
1.310%, Series 2020-HA, Class A, 01/15/2069	80,085	72,658
0.840%, Series 2021-A, Class A, 05/15/2069	83,125	71,279
1.690%, Series 2020-EA, Class A, 05/15/2069	87,743	77,800
1.220%, Series 2020-FA, Class A, 07/15/2069	134,972	120,927
1.320%, Series 2020-2A, Class A1A, 08/26/2069	96,370	83,627
1.060%, Series 2021-CA, Class A, 10/15/2069	147,982	126,456
5.750%, Series 2021-1A, Class A1B (1 Month LIBOR USD + 0.600%), 12/26/2069 (a)	103,243	101,811
Santander Consumer USA, Inc.
3.980%, Series 2022-5, Class A2, 01/15/2025	97,289	97,133
4.370%, Series 2022-6, Class A2, 05/15/2025	140,694	140,301
5.810%, Series 2022-7, Class A2, 01/15/2026	323,701	323,044
5.360%, Series 2023-1, Class A2, 05/15/2026	448,773	447,130
SMB Private Education Loan Trust
2.700%, Series 2016-A, Class A2A, 05/15/2031	60,613	59,195
2.430%, Series 2016-B, Class A2A, 02/17/2032	30,209	29,145
2.340%, Series 2016-C, Class A2A, 09/15/2034	95,528	91,637
SoFi Professional Loan Program LLC
3.340%, Series 2018-B, Class A2FX, 08/25/2047	196,626	190,273
Toyota Auto Receivables Owner Trust
3.830%, Series 2022-C, Class A2A, 08/15/2025	309,584	307,109
5.270%, Series 2022-D, Class A2A, 01/15/2026	145,740	145,253
TOTAL ASSET BACKED SECURITIES (Cost $6,631,949)		6,519,039

BANK LOANS - 4.2%
Communications - 1.2%
Charter Communications Operating LLC
Senior Secured First Lien, 6.795% (CME Term SOFR 3 Month + 1.750%), 02/01/2027 (a)	484,887	482,561
SBA Senior Finance II LLC
Senior Secured First Lien, 6.910% (1 Month LIBOR USD + 1.750%), 04/11/2025 (a)	298,429	298,701
Total Communications		781,262
Consumer Discretionary - 1.5%
Hilton Worldwide Finance LLC
Senior Secured First Lien, 6.939% (CME Term SOFR 3 Month + 1.750%), 06/21/2026 (a)	250,000	250,089
Mileage Plus Holdings LLC
Senior Secured First Lien, 10.764% (3 Month LIBOR USD + 5.250%), 06/20/2027 (a)	472,222	491,406
SeaWorld Parks & Entertainment, Inc.
Senior Secured First Lien, 8.188% (1 Month LIBOR USD + 3.000%), 08/25/2028 (a)	245,625	245,242
Total Consumer Discretionary		986,737
Financials - 0.2%
Avolon TLB Borrower 1 US LLC
Senior Secured First Lien, 6.898% (3 Month LIBOR USD + 1.750%), 01/15/2025 (a)	138,642	138,721
Total Financials		138,721
Industrials - 0.9%
GFL Environmental, Inc.
Senior Secured First Lien, 8.145% (CME Term SOFR 1 Month + 3.000%), 05/31/2027 (a)	70,096	70,236
United Rentals North America, Inc.
Senior Secured First Lien, 6.903% (1 Month LIBOR USD + 1.750%), 10/31/2025 (a)	484,733	485,566
Total Industrials		555,802
Materials - 0.4%
Asplundh Tree Expert LLC
Senior Secured First Lien, 7.003% (CME Term SOFR 1 Month + 1.750%), 09/04/2027 (a)	243,125	242,783
Total Materials		242,783
TOTAL BANK LOANS (Cost $2,698,659)		2,705,305

COLLATERALIZED LOAN OBLIGATIONS - 15.6%
Blackstone, Inc.
6.270%, Series 2018-1A, Class A2 (3 Month LIBOR USD + 1.010%), 04/15/2031 (a)	250,000	248,043
6.290%, Series 2018-1A, Class A1 (3 Month LIBOR USD + 1.030%), 04/15/2031 (a)	250,000	247,788
CIFC Funding Ltd.
6.050%, Series 2012-2RA, Class A1 (CME Term SOFR 3 Month + 1.062%), 01/20/2028 (a)	183,808	183,322
6.135%, Series 2015-3A, Class AR (3 Month LIBOR USD + 0.870%), 04/19/2029 (a)	304,066	302,161
6.262%, Series 2018-1A, Class A (3 Month LIBOR USD + 1.000%), 04/18/2031 (a)	355,000	352,264
6.362%, Series 2018-3A, Class A (3 Month LIBOR USD + 1.100%), 07/18/2031 (a)	250,000	247,813
Magnetite CLO Ltd.
6.060%, Series 2012-7A, Class A1R2 (3 Month LIBOR USD + 0.800%), 01/15/2028 (a)	176,075	175,428
6.201%, Series 2016-18A, Class AR2 (3 Month LIBOR USD + 0.880%), 11/15/2028 (a)	1,058,842	1,052,116
6.240%, Series 2014-8A, Class AR2 (3 Month LIBOR USD + 0.980%), 04/15/2031 (a)	1,375,149	1,363,672
6.360%, Series 2015-12A, Class ARR (3 Month LIBOR USD + 1.100%), 10/15/2031 (a)	1,200,000	1,190,430
6.455%, Series 2020-25A, Class A (3 Month LIBOR USD + 1.200%), 01/25/2032 (a)	250,000	249,324
Magnetite Xxix Ltd.
6.250%, Series 2021-29A, Class A (3 Month LIBOR USD + 0.990%), 01/15/2034 (a)	700,000	691,855
Neuberger Berman CLO Ltd.
6.182%, Series 2017-26A, Class AR (3 Month LIBOR USD + 0.920%), 10/18/2030 (a)	443,090	439,860
6.220%, Series 2020-37A, Class AR (3 Month LIBOR USD + 0.970%), 07/20/2031 (a)	300,000	298,248
OCP CLO Ltd.
6.220%, Series 2017-13A, Class A1AR (3 Month LIBOR USD + 0.960%), 07/15/2030 (a)	250,000	247,177
Palmer Square CLO Ltd.
6.292%, Series 2018-1A, Class A1 (3 Month LIBOR USD + 1.030%), 04/18/2031 (a)	250,000	248,356
6.360%, Series 2018-2A, Class A1A (3 Month LIBOR USD + 1.100%), 07/16/2031 (a)	250,000	248,524
Palmer Square Loan Funding Ltd.
6.179%, Series 2020-1A, Class A1 (3 Month LIBOR USD + 0.800%), 02/20/2028 (a)	230,249	229,845
6.150%, Series 2021-1A, Class A1 (3 Month LIBOR USD + 0.900%), 04/20/2029 (a)	619,959	617,167
6.179%, Series 2021-2A, Class A1 (3 Month LIBOR USD + 0.800%), 05/20/2029 (a)	171,383	169,798
6.050%, Series 2021-3A, Class A1 (3 Month LIBOR USD + 0.800%), 07/20/2029 (a)	162,608	161,363
6.060%, Series 2021-4A, Class A1 (3 Month LIBOR USD + 0.800%), 10/15/2029 (a)	188,634	186,757
6.036%, Series 2022-1A, Class A1 (CME Term SOFR 3 Month + 1.050%), 04/15/2030 (a)	426,617	422,631
Stratus CLO Ltd.
6.050%, Series 2021-1A, Class A (3 Month LIBOR USD + 0.800%), 12/29/2029 (a)	200,666	199,400
Voya CLO Ltd.
6.162%, Series 2015-1A, Class A1R (3 Month LIBOR USD + 0.900%), 01/18/2029 (a)	119,976	119,179
6.390%, Series 2017-4A, Class A1 (3 Month LIBOR USD + 1.130%), 10/15/2030 (a)	227,370	226,003
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $10,122,677)		10,118,524

U.S. TREASURY OBLIGATIONS - 11.8%
United States Treasury Note/Bond
0.125%, 08/15/2023	1,500,000	1,490,930
0.125%, 09/15/2023	750,000	742,356
0.375%, 10/31/2023	1,250,000	1,230,391
0.750%, 12/31/2023	1,500,000	1,466,637
2.500%, 05/15/2024	1,000,000	974,963
0.375%, 08/15/2024	500,000	473,154
3.875%, 04/30/2025	300,000	294,188
4.625%, 06/30/2025	1,000,000	995,273
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,689,839)		7,667,891

SHORT TERM INVESTMENTS - 6.5%	Shares	Value
Money Market Deposit Account - 1.9%
U.S. Bank Money Market Deposit Account - 5.10% (c)	1,265,788	1,265,788
Total Money Market Deposit Account		1,265,788
United States Treasury Note/Bond - 4.6%
0.000%, 07/25/2023	2,500,000	2,492,369
0.000%, 11/24/2023	500,000	489,646
Total United States Treasury Note/Bond		2,982,015
TOTAL SHORT TERM INVESTMENTS (Cost $4,247,355)		4,247,803

TOTAL INVESTMENTS - 100.6% (Cost $65,663,499)		65,378,416
Liabilities in Excess of Other Assets - (0.6)%		(410,190)
TOTAL NET ASSETS - 100.0%		$64,968,226

Percentages are stated as a percent of net assets.

CLO - Collateralized Loan Obligation
LIBOR - London Interbank Offered Rate
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
SOFRINDX - Secured Overnight Financing Rate Index

(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2023.

(b)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2023.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of June 30, 2023.

Aristotle Funds Series Trust
NOTES TO SCHEDULE OF INVESTMENTS
As of June 30, 2023 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2023, in valuing the Fund’s assets carried at fair value:

Aristotle Core Equity Fund II
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$222,987,910	$-	$-	$222,987,910
	Real Estate Investment Trusts	3,053,402	-	-	3,053,402
	Short Term Investments	4,113,155	-	-	4,113,155
	Total Investments	$230,154,467	$-	$-	$230,154,467

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Core Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$691,104,303	$-	$691,104,303
	Asset-Backed Securities	-	165,271,317	-	165,271,317
	Bank Loans[1]	-	151,325,971	-	151,325,971
	Collateralized Loan Obligations	-	95,601,653	-	95,601,653
	Mortgage Backed Securities	-	49,649,429	-	49,649,429
	U.S. Treasury Obligations	-	289,824,048	-	289,824,048
	Short Term Investments	76,378,667	-	-	76,378,667
	Total Investments	$76,378,667	$1,442,776,721	$-	$1,519,155,388

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle ESG Core Bond Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$15,287,529	$-	$15,287,529
	Asset-Backed Securities	-	3,137,065	-	3,137,065
	Collateralized Loan Obligations	-	1,633,899	-	1,633,899
	Mortgage Backed Securities	-	683,619	-	683,619
	U.S. Treasury Obligations	-	5,385,137	-	5,385,137
	Short Term Investments	499,763	-	-	499,763
	Total Investments	$499,763	$26,127,249	$-	$26,627,012

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Floating Rate Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$241,235,973	$-	$241,235,973
	Bank Loans[1]	-	3,012,234,230	-	3,012,234,230
	Exchange Traded Funds	40,332,956	-	-	40,332,956
	Short Term Investments	344,943,803	-	-	344,943,803
	Total Investments	$385,276,759	$3,253,470,203	$-	$3,638,746,962

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Growth Equity Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$237,231,041	$-	$-	$237,231,041
	Real Estate Investment Trusts	2,755,038	-	-	2,755,038
	Short Term Investments	649,915	-	-	649,915
	Total Investments	$240,635,994	$-	$-	$240,635,994

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle High Yield Bond Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$67,443,317	$-	$67,443,317
	Asset-Backed Securities	-	167,606	-	167,606
	Bank Loans[1]	-	3,884,095	-	3,884,095
	Collateralized Loan Obligations	-	3,987,269	-	3,987,269
	Common Stocks	-	5,081	-	5,081
	Exchange Traded Funds	3,349,582	-	-	3,349,582
	Short Term Investments	7,019,952	-	-	7,019,952
	Total Investments	$10,369,534	$75,487,368	$-	$85,856,902

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle International Equity Fund II
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$171,988,471	$-	$-	$171,988,471
	Short Term Investments	4,014,882	-	-	4,014,882
	Total Investments	$176,003,353	$-	$-	$176,003,353

[1]	For a detailed break-out of these securities by country classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Aggressive Growth Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$146,792,996	$-	$-	$146,792,996
	Exchange Traded Funds	123,229,459	-	-	123,229,459
	Short Term Investments	732,005	-	-	732,005
	Total Investments	$270,754,460	$-	$-	$270,754,460

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Conservative Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$132,026,839	$-	$-	$132,026,839
	Exchange Traded Funds	30,887,995	-	-	30,887,995
	Short Term Investments	264,382	-	-	264,382
	Total Investments	$163,179,216	$-	$-	$163,179,216

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Growth Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$396,660,779	$-	$-	$396,660,779
	Exchange Traded Funds	268,546,978	-	-	268,546,978
	Short Term Investments	1,660,091	-	-	1,660,091
	Total Investments	$666,867,848	$-	$-	$666,867,848

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Moderate Conservative Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$169,970,495	$-	$-	$169,970,495
	Exchange Traded Funds	55,172,383	-	-	55,172,383
	Short Term Investments	351,291	-	-	351,291
	Total Investments	$225,494,169	$-	$-	$225,494,169

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Moderate Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$540,987,609	$-	$-	$540,987,609
	Exchange Traded Funds	220,123,503	-	-	220,123,503
	Short Term Investments	1,370,598	-	-	1,370,598
	Total Investments	$762,481,710	$-	$-	$762,481,710

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Short Duration Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$542,188,619	$-	$542,188,619
	Asset-Backed Securities	-	197,044,046	-	197,044,046
	Bank Loans[1]	-	142,057,144	-	142,057,144
	Collateralized Loan Obligations	-	79,761,860	-	79,761,860
	U.S. Treasury Obligations	-	167,702,736	-	167,702,736
	Short Term Investments	12,512,122	-	-	12,512,122
	Total Investments	$12,512,122	$1,128,754,405	$-	$1,141,266,527

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Small Cap Equity Fund II
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$24,949,013	$-	$-	$24,949,013
	Real Estate Investment Trusts[1]	1,159,774	-	-	1,159,774
	Closed End Funds	184,368	-	-	184,368
	Exchange Traded Funds	722,133	-	-	722,133
	Short Term Investments	164,040	-	-	164,040
	Total Investments	$27,179,328	$-	$-	$27,179,328

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Small/Mid Cap Equity Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$55,926,496	$-	$-	$55,926,496
	Real Estate Investment Trusts[1]	1,574,799	-	-	1,574,799
	Closed End Funds	474,506	-	-	474,506
	Exchange Traded Funds	405,938	-	-	405,938
	Short Term Investments	2,013,553	-	-	2,013,553
	Total Investments	$60,395,292	$-	$-	$60,395,292

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Strategic Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$1,177,623,937	$-	$1,177,623,937
	Asset-Backed Securities	-	12,358,962	-	12,358,962
	Bank Loans[1]	-	246,483,078	-	246,483,078
	Collateralized Loan Obligations	-	79,253,282	-	79,253,282
	U.S. Treasury Obligations	-	44,015,713	-	44,015,713
	Common Stocks	-	29,053	-	29,053
	Short Term Investments	73,888,376	-	-	73,888,376
	Total Investments	$73,888,376	$1,559,764,025	$-	$1,633,652,401

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Ultra Short Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$34,119,854	$-	$34,119,854
	Asset-Backed Securities	-	6,519,039	-	6,519,039
	Bank Loans[1]	-	2,705,305	-	2,705,305
	Collateralized Loan Obligations	-	10,118,524	-	10,118,524
	U.S. Treasury Obligations	-	7,667,891	-	7,667,891
	Short Term Investments	4,247,803	-	-	4,247,803
	Total Investments	$4,247,803	$61,130,613	$-	$65,378,416

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.